Labor and Social Obligations - Inputs Used for Arco Plan (Details)	12 Months Ended
Dec. 31, 2020 BRL (R$) R$ / shares
Labor and Social Obligations
Number of share options outstanding in share-based payment arrangement	0
Arco plan
Labor and Social Obligations
Dividend yield (%)	2.41%
Fair value of the option at grant date | R$	R$ 72.63
Exercise price | R$ / shares	R$ 11.13
Expected volatility (%)	186.61%
Risk-free interest rate (%)	8.01%
Expected life of share options (years)	6.00
Weighted average share price (R$) | R$ / shares	R$ 12.67
Number of share options outstanding in share-based payment arrangement	0
Total compensation expense | R$	R$ 0